UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Geologic Resource Partners LLC

Address: 535 Boylston Street
         Boston, MA 02116

13F File Number: 28-11778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   George R. Ireland
Title:  Principal of GRI Holdings LLC, the Managing Member
Phone:  617-424-9900


Signature, Place and Date of Signing:


   /s/ George R. Ireland        Boston, Massachusetts          August 14, 2009
  ------------------------     ------------------------     --------------------
       [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total: $46,946
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE


                                                  FORM 13F INFORMATION TABLE


COLUMN 1                   COLUMN  2       COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8

                                                        VALUE     SHRS OR    SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT    PRN CALL   DISCRETION  MANAGERS   SOLE    SHARED  NONE
IAMGOLD CORP                 COM            450913108    9,215       910,569 SH          SOLE                    910,569
MAG SILVER CORP              COM            55903Q104    6,478     1,411,278 SH          SOLE                  1,411,278
MASSEY ENERGY CORP           COM            576206106    5,619       287,558 SH          SOLE                    287,558
MINEFINDERS LTD              COM            602900102    6,030       871,321 SH          SOLE                    871,321
NATIONAL COAL CORP         COM NEW          632381208    5,713     4,801,110 SH          SOLE                  4,801,110
PLATINUM GROUP METALS LTD  COM NEW          72765Q205   11,059    10,842,990 SH          SOLE                 10,842,990
RUBICON MINERALS CORP        COM            780911103    2,832       953,300 SH          SOLE                    953,300



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